Schedule of Provisional Purchase Price Allocation (Details) - USD ($)	Sep. 30, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Total identifiable net assets		$ 3,248,501
Goodwill	$ 21,991,721	3,019,246	$ 18,972,475	$ 2,171,526
Total consideration		6,267,747
Vidello [Member]
Business Combination [Line Items]
Cash and cash equivalents		67,551
Property and equipment, net		9,375
Total assets		5,373,926
Accounts payable		705
Accrued expenses and other current liabilities		15,377
Unearned revenue, current		447,966
Deferred tax liability		1,324,250
Taxes payable		337,127
Total liabilities		2,125,425
Vidello [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Total assets		551,000
Vidello [Member] | Trade Names [Member]
Business Combination [Line Items]
Total assets		736,000
Vidello [Member] | Developed Technology [Member]
Business Combination [Line Items]
Total assets		$ 4,010,000